Grupo Santander - Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (Details) - Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
	Feb. 07, 2023 $ / shares	Feb. 07, 2023 € / shares	Nov. 30, 2022	Oct. 21, 2022	Dec. 10, 2021 $ / shares	Dec. 10, 2021 € / shares	Dec. 10, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				3.76%	4.50%	4.50%	4.50%
Expected consideration (in MXN/EUR per share) | (per share)					$ 26.5	€ 1
Expected consideration per American Depositary Share (in MXN per share) | (per share)					$ 132.50		$ 6.2486
Business combination, minimum acceptance percentage by Shareholders of acquiree			95.00%
Major business combination
Disclosure of detailed information about business combination [line items]
Expected consideration (in MXN/EUR per share) | (per share)	$ 24.52	€ 1.20
Expected consideration per American Depositary Share (in MXN per share)	$ 122.6